Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments

The following table shows the notional and fair values of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Northern Trust’s credit related risk of loss is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2012			DECEMBER 31, 2011
		FAIR VALUE			FAIR VALUE
(In Millions)	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Foreign Exchange Contracts	$213,246.7	$1,735.3	$1,730.4	$239,901.3	$3,062.1	$2,959.8
Interest Rate Option Contracts	31.4	–	–	100.5	–	–
Interest Rate Swap Contracts	4,915.2	180.6	174.0	4,570.4	188.7	184.6

Total	$218,193.3	$1,915.9	$1,904.4	$244,572.2	$3,250.8	$3,144.4

Location and Amount of Gains and Losses Recorded in Consolidated Statement of Income

The following table shows the location and amount of gains and losses attributable to changes in the fair value of client-related and trading derivative instruments that were recorded in the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)		2012	2011	2010
Foreign Exchange Contracts	Foreign Exchange Trading Income	$206.1	$324.5	$382.2
Interest Rate Swap and Option Contracts	Security Commissions and Trading Income	11.6	5.9	9.3

Total		$217.7	$330.4	$391.5

Types and Classifications of Derivative Instruments

The following table identifies the types and classifications of derivative instruments formally designated as hedges under GAAP and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2012			DECEMBER 31, 2011
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
FAIR VALUE HEDGES
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$3,617.0	$3.4	$75.1	$2,172.0	$2.6	$46.8
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	900.0	126.3	0.2	1,100.0	147.0	0.5
CASH FLOW HEDGES
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	669.0	8.7	11.5	932.9	9.4	27.2
NET INVESTMENT HEDGES
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,451.4	2.3	27.8	1,554.7	12.0	1.5

Total			$6,637.4	$140.7	$114.6	$5,759.6	$171.0	$76.0

Gains/Losses of Derivative Financial Instruments

The following table shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2012, 2011, and 2010.

	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)			2012	2011	2010
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	$(48.4)	$(56.6)	$(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	54.3	194.4	78.8
Total			$5.9	$137.8	$65.5

Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and Amounts Reclassified to Earnings

The following table provides cash flow hedge derivative gains and losses recognized in AOCI and the amounts reclassified to earnings relating to foreign exchange contracts during the years ended December 31, 2012, 2011 and 2010. Beginning in 2012, gains and losses associated with forecasted foreign currency denominated revenue and expenditure transactions are classified in other operating income or other operating expense.

	FOREIGN EXCHANGE CONTRACTS
(In Millions)	2012	2011	2010
Net Gain/(Loss) Recognized in AOCI	$(3.2)	$(23.6)	$46.7

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	–	0.6	7.2
Other Operating Income	(4.6)	(0.1)	0.2
Interest Income	–	(1.2)	1.7
Interest Expense	–	–	0.1
Compensation	–	3.0	(8.2)
Employee Benefits	–	0.9	(2.1)
Equipment and Software	–	–	(0.1)
Occupancy Expense	–	0.5	(1.1)
Other Operating Expense	–	1.9	(4.0)

Total	$(4.6)	$5.6	$(6.3)

Net Investment Hedge Gains and Losses Recognized in AOCI

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2012 and 2011.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2012	2011
Foreign Exchange Contracts	$(24.7)	$25.2
Sterling Denominated Subordinated Debt	(9.0)	0.5

Total	$(33.7)	$25.7

Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values

The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2012			DECEMBER 31, 2011
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$42.5	$–	$1.0	$60.5	$0.7	$0.1
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	2.2	0.1	–	127.3	2.1	2.6
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	135.8	1.3	0.7	84.3	1.3	0.3
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,051.8	8.9	2.3	63.5	0.4	0.2

Total			$1,232.3	$10.3	$4.0	$335.6	$4.5	$3.2

Gains/Losses of Derivative Financial Instruments

The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010 for derivative instruments not formally designated as hedges under GAAP.

		AMOUNT RECOGNIZED IN INCOME
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	2012	2011	2010
Credit Default Swap Contracts	Other Operating Income	$(2.6)	$0.9	$(1.7)
Forward Contracts	Other Operating Income	–	0.2	0.3
Foreign Exchange Contracts	Other Operating Income	11.3	(7.0)	(19.7)

Total		$8.7	$(5.9)	$(21.1)